Land and Development (Schedule of Land and Development Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Real Estate Properties [Line Items]
Total land and development, net	$ 945,565	$ 1,001,963
Land
Real Estate Properties [Line Items]
Land and land development, at cost	952,051	1,007,995
Less: accumulated depreciation	(6,486)	(6,032)
Total land and development, net	$ 945,565	$ 1,001,963